Pension and Other Postretirement Benefit Plans (Obligations and Funded Status at End of Year) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Postretirement Benefits
Funded status
Fair value of plan assets	$ 0	$ 0	$ 0
Benefit obligations	191	355	356
Funded status	(191)	(355)
Amounts recognized in the consolidated balance sheets
Noncurrent asset	0	0
Current liability	(25)	(33)
Noncurrent liability	(166)	(322)
Amount recognized	(191)	(355)
Amounts recognized in accumulated other comprehensive loss (pre-tax)
Net actuarial loss	23	15
Prior service (credit) cost	(140)	(16)
Amount recognized	(117)	(1)
United States Pension Benefits | Pension Benefits
Funded status
Fair value of plan assets	3,103	2,934	2,676
Benefit obligations	3,237	3,141	3,033
Funded status	(134)	(207)
Amounts recognized in the consolidated balance sheets
Noncurrent asset	37	0
Current liability	(18)	(6)
Noncurrent liability	(153)	(201)
Amount recognized	(134)	(207)
Amounts recognized in accumulated other comprehensive loss (pre-tax)
Net actuarial loss	1,227	1,329
Prior service (credit) cost	1	1
Amount recognized	1,228	1,330
Foreign Pension Benefits | Pension Benefits
Funded status
Fair value of plan assets	632	593	518
Benefit obligations	1,029	941	$ 834
Funded status	(397)	(348)
Amounts recognized in the consolidated balance sheets
Noncurrent asset	14	11
Current liability	(12)	(17)
Noncurrent liability	(399)	(342)
Amount recognized	(397)	(348)
Amounts recognized in accumulated other comprehensive loss (pre-tax)
Net actuarial loss	279	234
Prior service (credit) cost	3	4
Amount recognized	$ 282	$ 238